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                       U.S. Securities and Exchange Commission

                                Washington D.C.


                                  Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of form before preparing form.
                             Please print or type.

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1.  Name and address of issuer:
    Stonebridge Growth Fund, Inc. (formerly National Industries Fund, Inc.) 5990 Greenwood Plaza Blvd. #325
    Englewood, Colorado 80111

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2.  Name of each series or class of funds for which this notice is filed:



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3.  Investment Company Act File Number: 811-00916

      Securities Act File Number: 2-15893
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4.  Last day of fiscal year for which this notice is filed:

    November 30, 1996
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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                  /  /
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6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

    N/A
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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    609,564      $10,094,380
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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    NONE
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9.  Number and aggregate sale price of securities sold during the fiscal year:

    33,382        $492,540
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     0
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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

     127,160      $1,742,087
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12.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold during     $     0
          the fiscal year in reliance on rule 24f-2
          (from Item 10)                                       -------------
     (ii) Aggregate price of shares issued in connection     +  1,742,087
          with dividend reinvestment plan (from Item 11,      -------------
          if applicable):
    (iii) Aggregate price of shares redeemed or repurchased  -  2,799,734
          during the fiscal year (if applicable)               --------------
     (iv) Aggregate price of shares redeemed or repurchased  +        N/A
          and previously applied as a reduction to filing      --------------
          fees pursuant to rule 24e-2 (if applicable):
      (v) Net aggregate price of securities sold and issued     (1,057,647)
          during the fiscal year in reliance on rule 24f-2     --------------
          line (i), plus line (ii), less line (iii), plus
          line (iv) (if applicable)
     (vi) Multiplier prescribed by Section 6(b) of the      X    1/33 of 1%
          Securities Act of 1933 or other applicable law       --------------
          or regulation                                             0
    (vii) Fee due (line (i) or line (v) multiplied by          --------------
          line (vi)):

INSTRUCTION:  ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR END.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                 N/A                            /X/
         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:
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                                Michael J.B. Stone, Vice President
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Date____________________